Fees Summary	May 02, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,593,611,000.00
Previously Paid Amount	0.00
Total Fee Amount	243,981.85
Total Offset Amount	$ 0.00
Narrative Disclosure	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-270063) filed by Mondelez International, Inc. on February 27, 2023.
Net Fee	$ 243,981.85
Narrative - Max Aggregate Offering Price	$ 1,593,611,000.00
Narrative - Max Aggregate Offering Amount | shares	1,600,000,000
Final Prospectus	true